Deferred tax assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred tax assets

		Losses available
	Accelerated	for offsetting
	tax	against future	Right-of-use	Lease
	depreciation	taxable profits	assets	liabilities	Total
	HK$	HK$	HK$	HK$	HK$

At January 1, 2023	2,316,374	1,665,519	(16,100,234)	17,533,710	5,415,369

Deferred tax credited to consolidated statement of profit or loss during the year	(526,957)	(305,994)	761,716	(1,180,296)	(1,251,531)

Transfer to assets classified as held for sale	176,837	(176,837)	4,098,659	(4,098,659)	-

At December 31, 2023	1,966,254	1,182,688	(11,239,859)	12,254,755	4,163,838

Deferred tax charged to consolidated statement of profit or loss during the year	4,397,749	299,731	1,083,330	(975,719)	4,805,091

At December 31, 2024	6,364,003	1,482,419	(10,156,529)	11,279,036	8,968,929

At December 31, 2024 (US$)	819,290	190,844	(1,307,533)	1,452,043	1,154,644

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022